Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans	$ 358	$ 306
Allowances for credit losses	5,739	4,936
Carrying value of renegotiated loans	2,606	1,595
Real estate properties held for sale	$ 52	67
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Scenario weight	100.00%
Severe Downside Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Scenario weight	100.00%
12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Modified loss allowance during the year change from lifetime to 12-month ECL.	$ 2	3
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	5,050	4,356
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses off balance sheet	689	580
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	4,709	4,205
Modelled allowance account for credit losses of financial assets based on assumptions	3,125	2,625
Related to performing loans, assuming 100% severe downside scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	4,709	4,205
Modelled allowance account for credit losses of financial assets based on assumptions	7,975	7,500
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	4,709	4,205
Modelled allowance account for credit losses of financial assets based on assumptions	$ 3,375	$ 3,050
Expected credit loss period	12 months